UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  09/30/2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       November 7, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total:  $149913



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5844    63236 SH       Sole                    63236
AT&T Inc.                      COM              00206R102      518    13735 SH       Sole                    13735
Allergan Inc.                  COM              018490102     3520    38440 SH       Sole                    38440
Allstate Corp                  COM              020002101      283     7140 SH       Sole                     7140
Apple Computer                 COM              037833100     2892     4335 SH       Sole                     4335
Automatic Data Processing      COM              053015103     6115   104245 SH       Sole                   104245
BYD Co Ltd ADR                 COM              05606L100      129    37100 SH       Sole                    37100
Berkshire Hathaway Inc Cl A    COM              084670108     3981       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5674    64330 SH       Sole                    64330
Bridgehampton National Bank    COM              108035106     1250    53635 SH       Sole                    53635
Bristol Myers                  COM              110122108      297     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     2975    34580 SH       Sole                    34580
Chevron Corporation            COM              166764100     1272    10913 SH       Sole                    10913
Coca-Cola                      COM              191216100      925    24382 SH       Sole                    24382
Deere & Company                COM              244199105     1608    19500 SH       Sole                    19500
Diageo Plc                     COM              25243Q205     5248    46558 SH       Sole                    46558
Disney Walt Co                 COM              254687106      732    14000 SH       Sole                    14000
Duke Energy                    COM              26441C204     3824    59020 SH       Sole                    59020
Ei Dupont De Nemours & Co      COM              263534109      634    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     4610    95500 SH       Sole                    95500
Exxon Mobil Corp               COM              30231G102     8196    89619 SH       Sole                    89619
Factset Research Sys           COM              303075105     3919    40650 SH       Sole                    40650
General Elec Co                COM              369604103     9766   430015 SH       Sole                   430015
Google Inc. Cl A               COM              38259P508     7706    10214 SH       Sole                    10214
Heineken Holding               COM              N39338194      444     9125 SH       Sole                     9125
Heinz H J Co                   COM              423074103     3965    70860 SH       Sole                    70860
Honeywell International Inc    COM              438516106     4273    71520 SH       Sole                    71520
Intel Corp.                    COM              458140100     5155   227555 SH       Sole                   227555
International Business Machine COM              459200101     5087    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     6109    88650 SH       Sole                    88650
Kraft Foods Inc Class A        COM              50075N104     4475   108214 SH       Sole                   108214
Laboratory Amer Hldgs Com New  COM              50540R409      966    10450 SH       Sole                    10450
Mcdonald's Corp                COM              580135101      221     2412 SH       Sole                     2412
Mela Sciences Inc Com          COM              55277R100       51    15900 SH       Sole                    15900
Nestle Sa                      COM              641069406     5514    87387 SH       Sole                    87387
Nextera Energy Inc.            COM              65339F101      281     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108     2524    39664 SH       Sole                    39664
Pepsico Inc.                   COM              713448108     3434    48530 SH       Sole                    48530
Pfizer Inc.                    COM              717081103      998    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109     1160    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      438    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6318    91090 SH       Sole                    91090
Schlumberger                   COM              806857108     4468    61770 SH       Sole                    61770
Smucker J M Company            COM              832696405      211     2440 SH       Sole                     2440
Southwestern Energy Co.        COM              845467109     4272   122825 SH       Sole                   122825
Staples Inc.                   COM              855030102     3040   263859 SH       Sole                   263859
Target Corp                    COM              87612E106     4017    63283 SH       Sole                    63283
Verizon Communications         COM              92343V104      331     7269 SH       Sole                     7269
Wells Fargo & Co.              COM              949746101      242     7000 SH       Sole                     7000